18. Reserve for Warrants: Schedule of information of warrants outstanding (Details) - Warrants	12 Months Ended
Jun. 30, 2023 $ / shares shares
Number Of Options Outstanding | shares	1,525,054
Exercise Price | $ / shares	$ 4
Weighted Averages Remaining Contractual Lif	1 year 8 months 15 days
November 19, 2023
Number Of Options Outstanding | shares	32,000
Exercise Price | $ / shares	$ 1.25
Weighted Averages Remaining Contractual Lif	4 months 20 days
November 19, 2023 - 2
Number Of Options Outstanding | shares	512,627
Exercise Price | $ / shares	$ 1.5
Weighted Averages Remaining Contractual Lif	4 months 20 days
November 19, 2023 - 3
Number Of Options Outstanding | shares	71,427
Exercise Price | $ / shares	$ 2.25
Weighted Averages Remaining Contractual Lif	4 months 20 days
February 17, 2025
Number Of Options Outstanding | shares	75,000
Exercise Price | $ / shares	$ 3
Weighted Averages Remaining Contractual Lif	1 year 7 months 20 days
February 17, 2025 - 2
Number Of Options Outstanding | shares	75,000
Exercise Price | $ / shares	$ 4
Weighted Averages Remaining Contractual Lif	1 year 7 months 20 days
February 17, 2025 - 3
Number Of Options Outstanding | shares	75,000
Exercise Price | $ / shares	$ 5
Weighted Averages Remaining Contractual Lif	1 year 7 months 20 days
March 31, 2026
Number Of Options Outstanding | shares	500,000
Exercise Price | $ / shares	$ 2.5
Weighted Averages Remaining Contractual Lif	2 years 9 months
November 19, 2026
Number Of Options Outstanding | shares	184,000
Exercise Price | $ / shares	$ 9.375
Weighted Averages Remaining Contractual Lif	3 years 4 months 24 days